Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY AWARD GRANT PRACTICES
We grant equity awards upon the recommendation and approval of our Compensation Committee. Our annual equity awards are generally granted on fixed dates determined in advance. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine target compensation for our executives, which coincides with the Company’s regularly scheduled Board meetings, then such equity awards are granted. Annual equity awards are typically granted to our NEOs in March of each fiscal year. For the fiscal year ended December 31, 2025, annual equity awards were granted to our executive officers in March 2026. On limited occasions, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes. Our Compensation Committee approves all equity award grants on or before the grant date and does not take material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
We do not currently grant stock options, stock appreciation rights or similar option-like instruments to our named executive officers or other employees or service providers and did not grant any such type of equity award during the fiscal year ended December 31, 2025. Eligible employees, including, with respect to the MasTec, Inc. Amended and Restated 2011 Employee Stock Purchase Plan, our named executive officers, may voluntarily enroll in the Company’s employee stock purchase plans and receive an option to purchase shares at a discount using payroll deductions accumulated during the twelve (12) calendar day period that begins every Monday that immediately precedes the first day of the offering period to which the payroll deduction period applies, and ends on the Friday that immediately precedes the last day of such offering period.

Award Timing Method	We grant equity awards upon the recommendation and approval of our Compensation Committee. Our annual equity awards are generally granted on fixed dates determined in advance. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine target compensation for our executives, which coincides with the Company’s regularly scheduled Board meetings, then such equity awards are granted. Annual equity awards are typically granted to our NEOs in March of each fiscal year. For the fiscal year ended December 31, 2025, annual equity awards were granted to our executive officers in March 2026. On limited occasions, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Compensation Committee approves all equity award grants on or before the grant date and does not take material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false